CORNERCAP GROWTH FUND

                       SEMI-ANNUAL REPORT TO SHAREHOLDERS





                                   A SERIES OF
                            CORNERCAP GROUP OF FUNDS
                          A "SERIES" INVESTMENT COMPANY





                            FOR THE SIX MONTHS ENDED

                               SEPTEMBER 30, 1999





The Peachtree, Suite 1700                                     Advisor:
                                                              (800) 728-0670
1355 Peachtree Street, NE                                     Administrator:
                                                              (888) 81-FUNDS
Atlanta, Georgia 30309                                        Telecopier:
                                                              (404) 870-0770

                                                        CORNERCAP GROUP OF FUNDS
                                            MANAGER'S REPORT TO THE SHAREHOLDERS
                              FOR THE SEMIANNUAL PERIOD ENDED SEPTEMBER 30, 1999



Dear Shareholder:

Attached are the portfolio valuation and financial reports for the semiannual period ended September 30, 1999. As of this date, the shares of the CornerCap Growth Fund were valued at $11.20, and the shares of the CornerCap Balanced Fund were valued at $11.99. In this letter, we would like to cover two areas: first, the year-to-date performance of our mutual funds and, second, a few recent activities of our fund company about which we would like to keep you informed.

During the inflationary 1970s, investors closely scrutinized their real estate returns. In the 1990s, investor focus is on stock returns. Like real estate, which includes houses, hotels, shopping centers, office buildings, raw land, etc., stocks come in as many flavors. They can be large stocks, small stocks, something  in between,  or some  blending of these sizes ....  growth  stocks or value  stocks .... US stocks or non-US  stocks ....  Internet  retail  stocks or
Internet infrastructure stocks ... etc.

The ideal mutual fund would be the one that could consistently predict the next flavor of the month moving correctly from one flavor to the next over time. That fund does not exist. At CornerCap, rather than continually trying to chase that latest investment fad, we believe investors will be more successful if they select an investment approach that is consistent with their long-term objectives and has performed well over time.

The "flavor" that we use for the CornerCap Growth Fund is to be fully invested in small- to mid-capitalization stocks that are primarily value-oriented. This approach is somewhat volatile, but it has realized higher returns over the years. Our more conservative CornerCap Balanced Fund is also value-oriented, but we limit the equity commitment to approximately 60% of the portfolio (40% in bonds), and the equities are primarily in the large- to mid-capitalization area.

Using the Wilshire 5000 Index, which breaks down 5,000 stocks into a variety of style characteristics, we thought you might be interested in how our mutual fund returns compare.

                                             YTD        9/30/99          6/30/99      3/31/99
FUNDS
         CornerCap Growth Fund               7.8%         -5.1%            23.4%         -8.0%
         CornerCap Balanced Fund             0.0%         -5.7%             9.6%         -3.2%

WILSHIRE INDICES
         Wilshire 5000                       4.5%         -6.6%             7.8%          3.8%
         Styles:
             Value:
                  Large                      1.4%        -10.1%            11.7%          0.9%
                  Mid                       -1.0%        -10.2%            16.9%         -5.6%
                  Small                    -15.3%        -10.8%             1.2%         -6.2%
             Growth:
                  Large                      7.0%         -3.3%             2.8%          7.6%
                  Mid                       14.0%         -2.0%            15.9%          0.4%
                  Small                     10.6%         -3.0%            13.6%          0.4%

What do the above numbers tell us? With regard to both of our funds, value investing continues to be out of favor, much as it was in 1998. With regard to our Growth Fund, small-capitalization value stocks were even more seriously punished by the market in 1999, down 15.3%. Our fund was up 7.8% over this period, so we were in the wrong pond, but at least we caught the most fish. With regard to our Balanced Fund, our zero year-to-date return is in line with the average of the large- and mid-capitalization value stocks, especially when you consider that bonds have actually realized negative returns this year.

During 1999, we have been busy on other matters with regard to our mutual funds to improve services to our shareholders. As we have reported in the past, we are continuing with our action plan to ensure that there are no problems with the valuation and administration of our funds when January 2000 arrives, i.e., the "Y2K" issue. We believe all of our hardware and software should operate normally on January 2000, and we have established manual procedures for administering our funds if problems should still occur.

At the start of this year, we changed custodians to United Missouri Bank (UMB), and it is doing an excellent job. We have also negotiated a lower commission schedule with the majority of the brokers whom we use to execute trades for our funds. We use a portion of these commission dollars, approximately 20%, to purchase investment research data and services that we believe will be value adding to our funds. Of course, since we self distribute our funds, we charge no fees for contributions or withdrawals.

Thank you for being one of our valued shareholders and for the referrals that many of you have made to our mutual fund family.

CornerCap Investment Counsel
November 19, 1999

CORNERCAP GROWTH FUND

PORTFOLIO OF INVESTMENTS

SEPTEMBER 30, 1999 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------------

                                                                                                     Value
    Shares                                                                                        (Note 1-A)
    ------                                                                                        -----------
                                              COMMON STOCKS - 95.24%
                                              ----------------------
                  AEORSPACE/DEFENSE - 2.24%
    10,700           Moog Inc. Class A                                                           $     308,962
                                                                                                 -------------

                  APPAREL - 2.48%
    15,550           Kellwood Co.                                                                       342,100
                                                                                                 --------------
                  AUTOMOTIVES - 2.88%
    57,500           TBC Corp. *                                                                        398,009
                                                                                                 --------------
                  BANK - 2.78%
    18,800           Pacific Century Financial Corp                                                     384,225
                                                                                                 --------------
                  BEVERAGES - 3.59%
     8,300           Canadaigua Brands, Inc. Class A *                                                  495,925
                                                                                                 --------------
                  BUILDING MATERIALS - 2.52%
     6,500           Southdown, Inc.                                                                    347,750
                                                                                                 --------------
                  CONSTRUCTION - 2.51%
     8,600           Fluor Corp.                                                                        346,150
                                                                                                 --------------
                  DIVERSIFIED - 2.56%
    13,100           Standex International Corp.                                                        353,700
                                                                                                 --------------
                  DRUG INDUSTRY- 2.31%
    18,600           ICN Pharmaceuticals, Inc.                                                          319,688
                                                                                                 --------------
                  EDUCATIONAL SERVICES - 2.74%
    19,400           ITT Educational Services, Inc.                                                     378,300
                                                                                                 --------------

                  ELECTRICAL EQUIPMENT - 4.96%
    17,300           Ametek, Inc.                                                                       342,756
     6,900           Plantronics, Inc                                                                   343,275
                                                                                                 --------------
                                                                                                        686,031
                                                                                                 --------------
                  FOOD PROCESSING - 2.55%
    19,900           Ralcorp Holdings *                                                                 351,981
                                                                                                 --------------
                  FURNITURE - 3.00%
    28,600           Haverty Furniture                                                                  414,700
                                                                                                 --------------
                  HOLDINGS COMPANY - 2.23%
    13,725           Crane Company                                                                      307,955
                                                                                                 --------------
                  HOME BUILDERS - 4.20%
    56,000           Oakwood Homes Corp.                                                                252,000
    15,100           Pulte Corp                                                                         328,425
                                                                                                 --------------
                                                                                                        580,425
                                                                                                 --------------

-------------------------------------------------------------------------------------------------------------------

CORNERCAP GROWTH FUND

SEPTEMBER 30, 1999 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------------
                                                                                                       Value
    Shares                                                                                           (Note 1-A)
    ------                                                                                           ----------
                                              COMMON STOCKS - 95.24%
                                              ----------------------

                  INDUSTRIAL SERVICES - 4.59%
    11,300           ABM Industries                                                                     286,737
    73,000           Health Management Systems *                                                        346,750
                                                                                                   ------------
                                                                                                        633,487
                                                                                                   ------------
                  MACHINERY - 4.17%
    19,100           Flowserve Corporation                                                              317,537
    10,600           Kulicke & Soffa Industries *                                                       257,713
                                                                                                   ------------
                                                                                                        575,250
                                                                                                   ------------
                  MARITIME - 0.80%
    43,050           New OMI Corp. *                                                                    110,316
                                                                                                   ------------
                  METALS - 2.34%
    11,750           International Aluminum, Inc.                                                       323,860
                                                                                                   ------------

                  OIL AND GAS - 4.61%
    18,700           Ensco International, Inc.                                                          337,769
    67,600           Parker Drilling Co. *                                                              299,975
                                                                                                   ------------

                                                                                                        637,744
                                                                                                   ------------
                  PACKAGING AND CONTAINERS - 1.95%
     6,100           Ball Corp.                                                                         268,781
                                                                                                   ------------
                  PUBLISHING - 2.98%
    12,100           Deluxe Corp.                                                                       411,400
                                                                                                   ------------
                  RECREATION - 8.06%
     7,600           Anchor Gaming *                                                                    452,200
    29,800           Huffy Corp.                                                                        294,275
    10,600           Polaris Industries                                                                 367,025
                                                                                                   ------------

                                                                                                      1,113,500
                                                                                                   ------------
                  RESTAURANT - 3.71%
    37,400           Piccadilly Cafeterias, Inc.                                                        245,438
    23,700           NPC International *                                                                266,625
                                                                                                   ------------
                                                                                                        512,063
                                                                                                   ------------
                  RETAIL - 2.24%
    17,600           Blair Corporation                                                                  310,200
                                                                                                   ------------
                  SECURITIES BROKERAGE - 2.58%
    13,500           A.G. Edwards, Inc.                                                                 356,062
                                                                                                   ------------
                  STEEL - INTEGRATED - 3.46%
    20,700           Ryerson Tull                                                                       478,687
                                                                                                   ------------

-------------------------------------------------------------------------------------------------------------------

CORNERCAP GROWTH FUND

SEPTEMBER 30, 1999 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------------

                                                                                                        Value
    Shares                                                                                           (Note 1-A)
    ------                                                                                           ----------
                                              COMMON STOCKS - 95.24%
                                              ----------------------

                  TEXTILES - 2.85%
    54,300           Culp, Inc.                                                                         393,675
                                                                                                   ------------

                  TOBACCO - 4.95%
    12,850           United States Tobacco, Inc.                                                        387,909
    11,300           Universal Corporation                                                              295,212
                                                                                                   ------------
                                                                                                        683,121
                  THRIFT - 2.43%
    14,500           Washington Federal, Inc.                                                           336,219
                                                                                                   ------------
                         TOTAL COMMON STOCKS (COST $13,350,705)                                      13,160,267
                                                                                                   ------------


Principal                                                                                               Value
 Amount                                                                                              (Note 1-A)
--------                                                                                             ----------
                                          SHORT-TERM INVESTMENTS - 4.47%
                                          ------------------------------
  $630,998        Wachovia Bank Short-Term Authorized Demand Notes
                     (Cost $630,999)                                                                    630,999
                                                                                                   ------------
                     TOTAL INVESTMENTS (COST $13,981,704) <F1>                     99.71%            13,791,266
                     LIABILITIES IN EXCESS OF OTHER ASSETS - NET                     .29%              (203,203)
                                                                                  ------           ------------
                         NET ASSETS                                               100.00%          $ 13,588,063
                                                                                  ======           ============

               *  NON INCOME PRODUCING SECURITY

             <F1> AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSE IS $13,981,704.

                  At September 30, 1999, unrealized appreciation  (depreciation)
                  of securities for federal income tax purposes is as follows:
                  Gross unrealized appreciation                                                    $  1,620,117
                  Gross unrealized depreciation                                                      (1,810,555)
                                                                                                   ------------
                  Net unrealized depreciation                                                      $   (190,438)
                                                                                                   ============

-------------------------------------------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

CORNERCAP GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

SIX-MONTHS ENDED SEPTEMBER 30, 1999

-------------------------------------------------------------------------------------------------------------------
ASSETS
    Investments at market value,
       (Identified cost $13,981,704) (NOTE 1-A)                                                   $  13,160,267
    Cash                                                                                                630,999
    Receivable for investment securities sold                                                                 0
    Interest receivable                                                                                   2,661
    Dividends receivable                                                                                 12,487
    Insurance and Reserves                                                                               11,109
                                                                                                  -------------

          TOTAL ASSETS                                                                               13,817,523
                                                                                                  -------------

LIABILITIES
    Payable for investment securities purchased                                                         212,890
    Payable for fund shares redeemed                                                                          0
    Advisory fee payable                                                                                 11,180
    Service fees payable                                                                                  5,590
    24F-2 Fee                                                                                              (200)
                                                                                                  -------------

          TOTAL LIABILITIES                                                                             229,460
                                                                                                  -------------
NET ASSETS
    (Applicable to 1,213,453 shares outstanding, unlimited shares authorized)                     $  13,588,063
                                                                                                  =============


NET ASSET VALUE OFFERING AND REPURCHASE
    PRICE PER SHARE
   ($13,588,063 divided by  1,213,453 shares)                                                            $11.20
                                                                                                         ======


NET ASSETS
   At September 30, 1999, net assets consisted of:
      Paid-in capital                                                                             $  11,969,487
      Undistributed net investment income                                                                65,483
      Accumulated net realized gain on investments                                                    1,743,531
      Net unrealized depreciation                                                                      (190,438)
                                                                                                  -------------
                                                                                                  $  13,588,063
                                                                                                  =============

-------------------------------------------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

CORNERCAP GROWTH FUND

STATEMENT OF OPERATIONS

SIX-MONTHS ENDED SEPTEMBER 30, 1999 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   INCOME
      Dividends                                                                                   $     114,288
      Interest income                                                                                    11,121
                                                                                                  -------------

         TOTAL INCOME                                                                                   125,409
                                                                                                  -------------

   EXPENSES
      Management fee (NOTE 2)                                                                            68,950
      Service fees (NOTE 2)                                                                              34,475
                                                                                                  -------------

         TOTAL EXPENSES                                                                                 103,425
                                                                                                  -------------

            NET INVESTMENT INCOME                                                                        21,984
                                                                                                  -------------


NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
   Net realized gain from security transactions                                                       1,669,166
   Unrealized appreciation of investments                                                               351,766
                                                                                                  -------------

         NET GAIN ON INVESTMENTS                                                                      2,020,932
                                                                                                  -------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                              $   2,042,917
                                                                                                  =============


-------------------------------------------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

CORNERCAP GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

SIX-MONTHS ENDED SEPTEMBER 30, 1999 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------------

                                                                            SIX-MONTHS ENDED       YEAR ENDED
                                                                           SEPTEMBER 30, 1999   MARCH 31, 1999
                                                                           ------------------   --------------
INCREASE (DECREASE) IN NET ASSETS FROM
   OPERATIONS
      Net investment income                                                  $      21,985       $      33,790
      Net realized gain (loss) on investments                                    1,669,166              (6,658)
      Increase (decrease) in unrealized appreciation
         of investments                                                            351,766          (4,653,062)
                                                                             -------------       -------------
         NET INCREASE (DECREASE) IN NET ASSETS
            RESULTING FROM OPERATIONS                                            2,042,917          (4,625,930)
                                                                             -------------       -------------

   DISTRIBUTIONS TO SHAREHOLDERS FROM
      Net investment income ($0.00 per share)                                            -                   -
      Realized gains ($0.00 and $1.48 per share, respectively)                           -          (1,763,462)
                                                                             -------------       -------------
         TOTAL DISTRIBUTIONS                                                             -          (1,763,462)
                                                                            --------------      --------------

   CAPITAL SHARE TRANSACTIONS <F1>
      Increase (Decrease) in net assets resulting from
         capital share transactions                                               (545,770)            537,716
                                                                             -------------       -------------
      TOTAL INCREASE (DECREASE) IN NET ASSETS                                    1,497,147          (5,851,676)

NET ASSETS
   Beginning of period                                                          12,090,646          17,941,819
                                                                             -------------       -------------
   END OF PERIOD
      (including undistributed net investment income of
       $ 65,483 and $33,790, respectively)                                   $  13,588,063       $  12,090,143
                                                                             =============       =============

<F1>   SUMMARY OF CAPITAL SHARE ACTIVITY FOLLOWS:
                                                         SIX-MONTHS ENDED                    YEAR ENDED
                                                        SEPTEMBER 30, 1999                 MARCH 31, 1999
                                                        ------------------                 --------------
                                                        SHARES         VALUE           SHARES         VALUE
                                                        ------         -----           ------         -----
      Shares sold                                       59,130    $    666,315         159,957   $   1,965,699
      Shares issued on
         reinvested of distributions                         0               0         176,112       1,736,461
                                                    ----------   -------------      ----------   -------------
                                                        59,130        $666,315         336,069       3,702,160
      Shares redeemed                                 (110,885)     (1,212,085)       (279,339)     (3,164,444)
                                                    ----------   -------------      ----------   -------------
      NET INCREASE                                     (51,755)  $    (545,770)         56,730   $     537,716
                                                    ===========  ==============     ==========   =============

-------------------------------------------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

CORNERCAP GROWTH FUND

FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT THE SIXTH MONTH PERIOD)

-------------------------------------------------------------------------------------------------------------------

                                                 SIX-MONTHS ENDED SEPTEMBER 30,                  YEARS ENDED MARCH 31,
                                                  ----------------------------      ---------------------------------------------
                                                                         1999       1999         1998         1997          1996
                                                                         ----       ----         ----         ----          ----
PER SHARE OPERATING PERFORMANCE
   NET ASSET VALUE, BEGINNING OF YEAR                                 $  9.56      $ 14.85    $  11.68      $ 9.81       $   8.61
                                                                                   -------    --------      ------       --------
   INCOME FROM INVESTMENT OPERATIONS -
      Net investment income                                              0.018         .04         .21         .02            .04
      Net realized and unrealized gain (loss) on investments             1.653       (3.85)       5.05        1.93           1.22
                                                                      --------     -------    --------      ------       --------
          TOTAL FROM INVESTMENT OPERATIONS                               1.671       (3.81)       5.26        1.95           1.26
                                                                      --------     -------    --------      ------       --------

   LESS DISTRIBUTIONS FROM
      Net investment income                                               --            --        (.22)       (.01)         (.06)
      Realized gains                                                      --         (1.48)      (1.87)       (.07)           --
                                                                                   -------    --------      ------       --------

         TOTAL DISTRIBUTIONS                                              --         (1.48)      (2.09)       (.08)         (.06)
                                                                                   -------    --------      ------       --------
   NET ASSET VALUE, END OF YEAR                                       $ 11.20      $  9.56    $  14.85     $ 11.68       $  9.81
                                                                      -------      =======    ========     =======       ========
TOTAL RETURN                                                            17.15%      (25.98)%     47.69%      19.94%        14.64%

RATIOS/SUPPLEMENTAL DATA
   NET ASSETS, END OF PERIOD ($000)                                  $    13,588   $  12,090  $  17,942    $  12,856    $  8,371
   RATIOS TO AVERAGE NET ASSETS
      Expenses                                                             0.75%       1.50%       1.56%       1.71%        1.75%
Net investment income                                                      0.16         .23%        .17%        .19%         .49%
   PORTFOLIO TURNOVER RATE                                                47.70%      39.16%      48.82%      37.13%       40.83%

-------------------------------------------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

CORNERCAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 1999
--------------------------------------------------------------------------------

(1)   ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      CornerCap Growth Fund (the "FUND") was organized on January 6, 1986 as a Massachusetts Business Trust and is registered under the Investment
      Company Act of 1940 as a diversified open-end management investment company. Investment operations commenced on July 17, 1986. The following is a summary of significant accounting policies followed by the Fund in the preparation of the financial statements. The policies are in conformity with generally accepted accounting principles.

      A. SECURITY VALUATION - Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:15 p.m. Eastern Standard time, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges or such System. Unlisted securities that are not included in such System are valued at the mean of the quoted bid and asked prices in the over-the-counter-market. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Trustees. Short-term investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

      B. SECURITY TRANSACTIONS, INVESTMENT INCOME AND OTHER - Security transactions are recorded on the next business date after trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

      C. DISTRIBUTIONS TO SHAREHOLDERS - Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

      D. ACCOUNTING ESTIMATES - In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------

CORNERCAP GROWTH FUND

SEPTEMBER 30, 1999
-------------------------------------------------------------------------------

(2)   TRANSACTIONS WITH AFFILIATES

      INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS The Fund has an investment advisory agreement with CornerCap Investment Counsel, Inc. (the "ADVISOR"), pursuant to which the Advisor receives a fee, computed daily and payable monthly, at an annual rate of 1.0% of the average daily net assets.

      In addition, the Fund has a service agreement with the Advisor, pursuant to which the Advisor receives a fee, computed daily and payable monthly, at an annual rate of .50% of average net assets.

      The Advisor will provide day to day operational services to the Fund including, but not limited to, providing or arranging to provide accounting, administrative, legal (except litigation), dividend disbursing, transfer agent, registrar, custodial, shareholder reporting, sub accounting and recordkeeping services. All fees and expenses associated with these and other functions including, but not limited to, expenses of legal compliance, shareholder communication and meetings of the shareholders and the Board of Trustees will be paid by the Advisor.


(3)   PURCHASES AND SALES OF SECURITIES

      For the six-month  period ended  September 30, 1999, the cost of purchases
      and  the  proceeds  from  sales  of   securities,   excluding   short-term
      securities, were $2,889,717 and $3,475,518 respectively.


(4)   FEDERAL INCOME TAXES

      It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income to its share-holders. In addition, the Fund intends to pay distributions as required to avoid imposition of excise tax. Therefore, no federal income tax provision is required.